Portfolio of Investments
Columbia Income Builder Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 24.0%
	Shares	Value ($)
Convertible 3.9%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	1,944,354	62,316,559
Dividend Income 12.9%
Columbia Dividend Income Fund, Institutional 3 Class(a)	3,578,902	104,969,206
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,533,800	61,275,314
Columbia International Dividend Income Fund, Institutional 3 Class(a)	1,880,560	39,943,090
Total		206,187,610
Global Real Estate 2.5%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,887,210	40,882,888
U.S. Small Cap 4.7%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,335,556	74,804,488
Total Equity Funds (Cost $274,360,539)		384,191,545

Exchange-Traded Fixed Income Funds 1.7%

Multisector 1.7%
Columbia Diversified Fixed Income Allocation ETF(a)	1,250,000	26,700,000
Total Exchange-Traded Fixed Income Funds (Cost $24,980,250)		26,700,000

Fixed Income Funds 74.3%

Emerging Markets 6.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	9,602,594	109,085,465
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 6.5%
Columbia Floating Rate Fund, Institutional 3 Class(a)	2,949,048	103,747,512
High Yield 11.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	15,361,499	185,106,062
Investment Grade 49.5%
Columbia Corporate Income Fund, Institutional 3 Class(a)	19,610,178	211,201,611
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	8,456,827	88,035,567
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	15,771,797	171,912,586
Columbia Quality Income Fund, Institutional 3 Class(a)	13,845,236	315,948,293
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	662,480	7,678,144
Total		794,776,201
Total Fixed Income Funds (Cost $1,134,992,728)		1,192,715,240

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(b)	664,854	664,854
Total Money Market Funds (Cost $664,405)		664,854
Total Investments in Securities (Cost: $1,434,997,922)		1,604,271,639
Other Assets & Liabilities, Net		72,187
Net Assets		1,604,343,826
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	61,793,139	183,012	(370,061)	710,469	62,316,559	—	100,191	183,012	1,944,354
Columbia Corporate Income Fund, Institutional 3 Class
	198,345,666	33,168,172	(16,364,113)	(3,948,114)	211,201,611	—	(864,112)	1,218,688	19,610,178
Columbia Income Builder Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Diversified Fixed Income Allocation ETF
	27,400,000	—	—	(700,000)	26,700,000	—	—	165,738	1,250,000
Columbia Dividend Income Fund, Institutional 3 Class
	93,046,054	431,992	(358,782)	11,849,942	104,969,206	—	111,469	431,992	3,578,902
Columbia Dividend Opportunity Fund, Institutional 3 Class
	53,525,768	419,118	(475,535)	7,805,963	61,275,314	—	(5,283)	419,118	1,533,800
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	103,401,760	7,938,926	—	(2,255,221)	109,085,465	—	—	843,014	9,602,594
Columbia Floating Rate Fund, Institutional 3 Class
	83,781,342	19,817,860	—	148,310	103,747,512	—	—	752,023	2,949,048
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	664,838	16	—	—	664,854	—	—	16	664,854
Columbia High Yield Bond Fund, Institutional 3 Class
	182,470,161	2,055,375	(188,803)	769,329	185,106,062	—	(701)	2,055,375	15,361,499
Columbia International Dividend Income Fund, Institutional 3 Class
	36,460,511	140,540	(253,555)	3,595,594	39,943,090	—	28,597	140,540	1,880,560
Columbia Limited Duration Credit Fund, Institutional 3 Class
	83,434,035	4,995,698	—	(394,166)	88,035,567	—	—	241,249	8,456,827
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	147,049,716	20,291,958	-	4,570,912	171,912,586	—	—	1,345,685	15,771,797
Columbia Quality Income Fund, Institutional 3 Class
	268,829,960	46,000,605	-	1,117,728	315,948,293	—	—	2,081,195	13,845,236
Columbia Real Estate Equity Fund, Institutional 3 Class
	35,319,043	206,230	-	5,357,615	40,882,888	—	—	206,229	2,887,210
Columbia Small Cap Value Fund I, Institutional 3 Class
	74,008,695	—	(13,813,001)	14,608,794	74,804,488	—	1,686,998	—	1,335,556
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	7,885,466	23,852	—	(231,174)	7,678,144	—	—	23,852	662,480
Total	1,457,416,154			43,005,981	1,604,271,639	—	1,057,159	10,107,726

(b)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Income Builder Fund | Quarterly Report 2021

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